Note 7 - Restructuring Costs (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of restructuring expenses [text block]
	Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2019	2019	2018	2017
Corporate restructuring – workforce reduction	-	102	734	-
Corporate restructuring – professional fees	518	1,776	566	-
Corporate restructuring – terminated projects	7	139	573	-
Total	525	2,017	1,873	-